Net defined benefits liability_Changes in the carrying value of defined benefit obligation and the plan assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance	₩ 43,264,000,000
Changes in net defined benefit liability asset [Abstract]
Current service cost	144,394,000,000	₩ 146,750,000,000	₩ 153,660,000,000
Interest expense(income)	(1,682,000,000)	(3,972,000,000)	(712,000,000)
Remeasurements	(115,637,000,000)	6,264,000,000	45,098,000,000
Curtailment or settlement	0	(124,000,000)	339,000,000
Ending balance	173,109,000,000	43,264,000,000
Present value of defined benefit obligation
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance	1,071,170,000,000	984,381,000,000	901,219,000,000
Changes in net defined benefit liability asset [Abstract]
Current service cost	144,394,000,000	146,750,000,000	153,660,000,000
Interest expense(income)	32,143,000,000	26,629,000,000	24,326,000,000
Remeasurements	100,854,000,000	(20,389,000,000)	(52,402,000,000)
Foreign currencies translation adjustments	(3,000,000)	(279,000,000)	80,000,000
Retirement benefit paid	(74,952,000,000)	(55,552,000,000)	(34,346,000,000)
Curtailment or settlement	0	(10,928,000,000)	(9,536,000,000)
Others	1,414,000,000	558,000,000	1,380,000,000
Ending balance	1,275,020,000,000	1,071,170,000,000	984,381,000,000
Fair value of plan assets
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance	1,027,906,000,000	990,653,000,000	801,528,000,000
Changes in net defined benefit liability asset [Abstract]
Interest expense(income)	33,825,000,000	30,601,000,000	25,038,000,000
Remeasurements	(14,783,000,000)	(14,125,000,000)	(7,304,000,000)
Employer's contributions	128,926,000,000	43,114,000,000	226,752,000,000
Retirement benefit paid	(71,672,000,000)	(51,877,000,000)	(33,341,000,000)
Curtailment or settlement	0	(11,052,000,000)	(9,198,000,000)
Others	(2,291,000,000)	40,592,000,000	(12,822,000,000)
Ending balance	₩ 1,101,911,000,000	₩ 1,027,906,000,000	₩ 990,653,000,000